Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Reconciliation of income tax expense

The following table provides a reconciliation of income tax expense:

In millions	Year ended December 31,	2014	2013	2012
Canadian statutory federal tax rate		15.0%	15.0%	15.0%
Income tax expense at the Canadian statutory federal tax rate		$654	$538	$549
Income tax expense (recovery) resulting from:
Provincial and foreign taxes (1)		531	423	425
Deferred income tax adjustments due to rate enactments (2)		-	24	35
Gain on disposals (3)		(19)	(9)	(44)
Other (4)		27	1	13
Income tax expense		$1,193	$977	$978
Cash payments for income taxes		$722	$890	$289

(1)	Includes mainly Canadian provincial taxes and U.S. federal and state taxes.
(2)	Includes the net income tax expense resulting from the enactment of provincial and state corporate tax rates.
(3)	Relates to the permanent differences arising from lower capital gain tax rates on the gain on disposal of the Company’s properties in Canada.
(4)	Includes adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.

Tax information on a domestic and foreign basis

       The following table provides tax information on a domestic and foreign basis:

In millions	Year ended December 31,	2014	2013	2012
Income before income taxes
Domestic		$3,042	$2,445	$2,656
Foreign		1,318	1,144	1,002
Total income before income taxes		$4,360	$3,589	$3,658
Current income tax expense
Domestic		$522	$404	$314
Foreign		255	242	213
Total current income tax expense		$777	$646	$527
Deferred income tax expense
Domestic		$271	$279	$370
Foreign		145	52	81
Total deferred income tax expense		$416	$331	$451

Significant components of deferred income tax assets and liabilities

The following table provides the significant components of deferred income tax assets and liabilities

In millions	December 31,	2014	2013
Deferred income tax assets
Pension liability		$120	$89
Personal injury and legal claims		60	64
Environmental and other reserves		173	171
Other postretirement benefits liability		80	77
Net operating losses and tax credit carryforwards (1)		20	19
Total deferred income tax assets		453	420
Deferred income tax liabilities
Properties		6,946	6,232
Pension asset		232	438
Other		109	213
Total deferred income tax liabilities		7,287	6,883
Total net deferred income tax liability		$6,834	$6,463
Total net deferred income tax liability
Domestic		$2,841	$2,920
Foreign		3,993	3,543
Total net deferred income tax liability		$6,834	$6,463
Total net deferred income tax liability		$6,834	$6,463
Net current deferred income tax asset		68	74
Net noncurrent deferred income tax liability		$6,902	$6,537

(1)	Net operating losses and tax credit carryforwards will expire between the years 2017 and 2034.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions

The following table provides a reconciliation of unrecognized tax benefits on the Company's domestic and foreign tax positions:

In millions	Year ended December 31,	2014	2013	2012
Gross unrecognized tax benefits at beginning of year		$30	$36	$46
Increases for:
Tax positions related to the current year		3	2	1
Tax positions related to prior years		3	4	3
Decreases for:
Tax positions related to prior years		-	(4)	-
Settlements		-	(8)	(13)
Lapse of the applicable statute of limitations		(1)	-	(1)
Gross unrecognized tax benefits at end of year		$35	$30	$36
Adjustments to reflect tax treaties and other arrangements		(6)	(5)	(6)
Net unrecognized tax benefits at end of year		$29	$25	$30